BUSINESS COMBINATION (Acquisition of Showself, Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	8 Months Ended	12 Months Ended
	May. 15, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues				$ 406,691	$ 332,324	$ 196,702
Net losses				$ 1,303	$ 76,738	$ 1,856
Agency relationship [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years
Trademark [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				10 years
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years 8 months 12 days
User name [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				1 year 9 months 18 days
Showself [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired in cost method investee		20.00%
Cash consideration		$ 500
Share consideration, fair value of shares	$ 43,547
Percentage of equity interest acquired	45.00%
Percentage of equity interest accumulated in aggregate	65.00%
Cash consideration	$ 78
Equity interest remeasurement gain recognized	$ 10,083
Net revenues			$ 4,309
Net losses			$ 1,013
Showself [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount for lack of marketability	30.00%
Showself [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate	22.00%
Long-term sustainable growth rate	3.00%
Showself [Member] | Agency relationship [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,574
Identified intangible assets, estimated useful life	5 years 8 months 12 days
Showself [Member] | Trademark [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 2,158
Identified intangible assets, estimated useful life	10 years
Showself [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,557
Identified intangible assets, estimated useful life	2 years 8 months 12 days
Showself [Member] | User name [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,460
Identified intangible assets, estimated useful life	2 years 8 months 12 days
Showself [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	29,950,000	885,478
Share consideration, fair value of shares	$ 43,547	$ 3,004